Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 25,200	¥ 1,438	¥ 58,488	¥ 20,470
Life insurance costs	(78,177)	(27,065)	(209,137)	(152,799)
Write-downs of securities and other	0	(113)	(36)	(821)
Income tax (expense) or benefit	(35,684)	8,186	(102,649)	(56,140)
Net Income	86,145	82,409	247,809	239,028
Other Operating Income (Expense), Net	(644)	(745)	131	(242)
Interest Expense	23,763	25,528	74,006	67,376
Other (income) and expense, net	(644)	(745)	131	(242)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	1,102	(280)	5,895	3,063
Income tax (expense) or benefit	(313)	118	(1,700)	(731)
Net Income	789	(162)	4,195	2,332
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	245	88	2,159	3,211
Life insurance premiums and related investment income	1,578	0	5,133	1,545
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(316)	(14)	(613)	(128)
Finance revenues	(405)	(241)	(784)	(895)
Write-downs of securities and other		(113)		(670)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	249	269	730	807
Amortization of net actuarial loss	(401)	(231)	(1,233)	(692)
Amortization of transition obligation	0	(1)	(2)	(3)
Total before income tax	(152)	37	(505)	112
Income tax (expense) or benefit	40	(11)	142	(32)
Net Income	(112)	26	(363)	80
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(1,399)		(1,399)	(2)
Total before income tax	(1,006)		(3,274)	(2)
Income tax (expense) or benefit	348		1,058	1
Net Income	(658)		(2,216)	(1)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Operating Income (Expense), Net	393		(1,875)
Other (income) and expense, net	393		(1,875)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(400)	353	(1,207)	(594)
Income tax (expense) or benefit	109	(86)	323	132
Net Income	(291)	267	(884)	(462)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense		4		141
Other Operating Income (Expense), Net	(218)		(584)
Other (income) and expense, net	(218)		(584)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Operating Income (Expense), Net		(230)		(220)
Interest Expense	(107)		(255)
Other (income) and expense, net		(230)		(220)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Operating Income (Expense), Net	(75)
Other (income) and expense, net	(75)
Finance revenues/Interest expense/Other (income) and expense, net		579	(368)	(515)
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	19	10	44	27
Total before income tax	19	10	44	27
Income tax (expense) or benefit	(5)	(3)	(12)	(8)
Net Income	¥ 14	¥ 7	¥ 32	¥ 19